--------------------------------------------------------------------------------

                                [LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    July 1, 1998

Dear Fellow Shareholder:

    After paying out approximately $0.07 in dividends, the Fund ended the second quarter with a net asset value of $29.92, for a decline of 5.2% in the period. Despite the S&P 500's 3.3% advance in the second quarter, Morningstar's equity fund average* declined 0.4% and Morningstar's average mid-cap value fund declined 3.2% for the same period. For the one, five, and ten years ended June 30, 1998, the Fund's annualized returns are 20.7%, 21.5%, and 18.0%, respectively.

    In the second quarter, lower interest rates and earnings estimates generated by the Asian financial crisis, heightened the stock market's admiration for its most richly valued members. As a result, the highest P/E stocks outperformed all the rest. The relative performance of high P/E stocks in the first half of 1998 was reported to be the best of the last 20 years. While this type of behavior may be explainable in the short term, it runs counter to our fundamental premise that low P/E stocks outperform in the long run.

    Performance in the quarter was impacted as well by our exposure to the beaten down energy related stocks, where record low oil prices seem more than fully discounted. In addition, several of our financial services holdings gave back some of their first quarter gains. We are not pleased with our near term results; however, we believe that adhering to a disciplined investment strategy provides superior returns over longer periods.

    While the market's recent focus on high P/E equities has been counter to our value style, it has created an environment in which many companies are trading at substantial discounts to the market and their long term fundamental value. We continue to add high quality, low absolute and relative P/E stocks to the portfolio and to sell stocks that no longer meet our valuation criteria. Price appreciation permitted us to harvest Associates First Capital Corporation, Mellon Bank Corporation, and Wal-Mart Stores, Inc. in the quarter.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    We continue to strive to earn above average long-term returns and appreciate your ongoing commitment to the Sound Shore Fund.

Sincerely,

           [SIGNATURE]

T. GIBBS KANE, JR.
PRESIDENT

    *MORNINGSTAR DOMESTIC EQUITY FUNDS AVERAGE ANNUAL TOTAL RETURN PERFORMANCE FOR PERIODS ENDING 6/30/98 ARE: 3 MONTHS -0.4%, 1 YEAR 22.6%, 5 YEARS 18.2%, AND 10 YEARS 15.6%. FUNDS INCLUDED IN EACH TIME PERIOD: 3068, 2746, 1079, AND 529, RESPECTIVELY. MORNINGSTAR MID-CAP VALUE FUNDS AVERAGE TOTAL RETURN PERFORMANCE FOR PERIODS ENDING 6/30/98 ARE: 3 MONTHS -3.2%, 1 YEAR 18.5%, 5 YEARS 17.1% AND 10 YEARS 14.4%. FUNDS INCLUDED IN EACH TIME PERIOD: 241, 223, 74 AND 44, RESPECTIVELY.

    THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    FORUM FINANCIAL SERVICES, INC. IS THE FUND'S DISTRIBUTOR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR       MARKET
                                                              FACE AMOUNT      VALUE
                                                              -----------  --------------
COMMON STOCK (89.7%)
-----------------------------------------------------------------------------------------

AUTOMOTIVE (6.5%)
Borg-Warner Automotive, Inc.                                     614,100   $   29,515,180
Ford Motor Co.                                                   664,000       39,176,000
Magna International, Inc., Class A                               876,000       60,115,500
                                                                           --------------
                                                                              128,806,680
                                                                           --------------

BANKS (7.7%)
Banc One Corp.                                                 1,262,500       70,463,280
First Union Corp.                                              1,413,000       82,307,250
                                                                           --------------
                                                                              152,770,530
                                                                           --------------

BASIC MATERIALS (2.6%)
Ispat International plc*                                       1,296,300       24,305,620
Reynolds Metals Co.                                              498,900       27,907,220
                                                                           --------------
                                                                               52,212,840
                                                                           --------------

BUILDING & BUILDING MATERIALS (2.9%)
American Standard Cos., Inc.*                                    744,700       33,278,780
Kaufman & Broad Home Corp.                                       747,800       23,742,650
                                                                           --------------
                                                                               57,021,430
                                                                           --------------

CAPITAL GOODS (0.4%)
Albany International Corp., Class A                              358,050        8,570,780
                                                                           --------------

COMMUNICATIONS (2.6%)
Century Telephone Enterprises, Inc.                            1,141,500       52,366,310
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR       MARKET
                                                              FACE AMOUNT      VALUE
                                                              -----------  --------------
CONSUMER PRODUCTS (10.1%)
American Greetings Corp.                                       1,021,000   $   52,007,190
Department 56, Inc.*                                             142,300        5,051,650
Hasbro, Inc.                                                   1,552,800       61,044,450
Polaris Industries, Inc.                                         422,500       15,896,560
Polaroid Corp.                                                 1,197,700       42,593,200
UST, Inc.                                                        905,500       24,448,500
                                                                           --------------
                                                                              201,041,550
                                                                           --------------

ENERGY (6.6%)
EVI Weatherford, Inc.*                                           975,900       36,230,280
Occidental Petroleum Corp.                                       655,000       17,685,000
Sun Co., Inc.                                                  1,186,400       46,047,150
Tidewater, Inc.                                                  923,500       30,475,500
                                                                           --------------
                                                                              130,437,930
                                                                           --------------

FINANCIAL (3.3%)
Fannie Mae                                                     1,066,000       64,759,500
                                                                           --------------

HEALTHCARE (2.3%)
Beverly Enterprises, Inc.*                                     2,572,000       35,525,760
John Alden Financial Corporation                                 445,400        9,798,800
                                                                           --------------
                                                                               45,324,560
                                                                           --------------

INSURANCE (15.0%)
Allstate Corp.                                                   630,000       57,684,370
Ambac Financial Group, Inc.                                      556,500       32,555,250
Loews Corp.                                                      665,900       58,016,535
MBIA, Inc.                                                       766,600       57,399,175
PartnerRe Ltd.                                                   799,600       40,779,600
PMI Group, Inc.                                                  705,500       51,766,065
                                                                           --------------
                                                                              298,200,995
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR       MARKET
                                                              FACE AMOUNT      VALUE
                                                              -----------  --------------
PROFESSIONAL SERVICES (4.3%)
GTECH Holdings Corp.*                                            916,500   $   30,874,595
IKON Office Solutions, Inc.                                    2,015,500       29,350,725
Valassis Communications, Inc.*                                   644,600       24,857,388
                                                                           --------------
                                                                               85,082,708
                                                                           --------------

RESTAURANTS & LODGING (4.2%)
La Quinta Inns, Inc.                                           1,568,100       33,126,115
Tricon Global Restaurants, Inc.*                               1,606,500       50,905,975
                                                                           --------------
                                                                               84,032,090
                                                                           --------------

TECHNOLOGY (7.3%)
IBM Corp.                                                        509,500       58,496,975
Teradyne, Inc.*                                                  614,500       16,437,875
Texas Instruments, Inc.                                          706,500       41,197,785
Varian Associates, Inc.                                          720,200       28,087,800
                                                                           --------------
                                                                              144,220,435
                                                                           --------------

TRANSPORTATION (2.2%)
Delta Airlines, Inc.                                              56,000        7,238,000
Southwest Airlines Co.                                         1,258,500       37,283,066
                                                                           --------------
                                                                               44,521,066
                                                                           --------------

UTILITIES (8.1%)
CalEnergy Co., Inc.*                                           2,201,600       66,185,610
Citizens Utilities Co.*                                        1,953,004       18,797,629
Enron Corp.                                                      953,500       51,548,590
Texas Utilities Co.                                              575,000       23,934,375
                                                                           --------------
                                                                              160,466,204
                                                                           --------------

WASTE MANGAGEMENT (3.6%)
Republic Industries, Inc.*                                     2,866,600       71,665,000
                                                                           --------------
TOTAL COMMON STOCK (COST $1,612,405,758)                                   $1,781,500,608
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR       MARKET
                                                              FACE AMOUNT      VALUE
                                                              -----------  --------------
SHORT-TERM HOLDINGS (10.4%)
-----------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (6.5.%)
-----------------------------------------------------------------------------------------

U.S. TREASURY BILLS
4.64% yield, 7/23/98                                          $40,000,000  $   39,888,778
4.89% yield, 7/30/98                                          40,000,000       39,845,656
5.01% yield, 8/6/98                                           50,000,000       49,760,000
                                                                           --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $129,494,434)                      $  129,494,434
                                                                           --------------

MONEY MARKET HOLDINGS (3.9%)
-----------------------------------------------------------------------------------------
Boston 1784 Institutional U.S. Treasury Money Market Fund      3,440,490        3,440,490
Dreyfus Government Cash Management Fund                       72,579,988       72,579,988
Forum Daily Assets Government Fund                               583,230          583,230
Forum Daily Assets Cash Fund                                     948,950          948,950
                                                                           --------------
TOTAL MONEY MARKET HOLDINGS (COST $77,552,658)                             $   77,552,658
                                                                           --------------
TOTAL SHORT-TERM HOLDINGS (COST $207,047,092)                              $  207,047,092
                                                                           --------------
TOTAL INVESTMENTS (100.1%) (COST $1,819,452,850)                           $1,988,547,700
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                  (3,038,337)
                                                                           --------------
NET ASSETS (100.0%) (66,368,493 SHARES OUTSTANDING)                        $1,985,509,363
                                                                           --------------
                                                                           --------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                  $        29.92
                                                                           --------------
                                                                           --------------

AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------
Par Value                                                                  $       66,368
Paid in Capital                                                             1,779,873,737
Accumulated Undistributed Net Investment Income                                    84,053
Unrealized Appreciation on Investments                                        169,094,850
Accumulated Net Realized Gain on Investments                                   36,390,355
                                                                           --------------
NET ASSETS                                                                 $1,985,509,363
                                                                           --------------
                                                                           --------------

* Non-income producing security.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $10,178,635
    Interest......................................    3,284,526
                                                    -----------
        Total Income..............................   13,463,161
                                                    -----------
Expenses:
    Investment adviser fee (Note 3)...............    6,705,210
    Administration fee (Note 3)...................      894,028
    Transfer agent fee (Note 3)...................      869,052
    Custodian fee.................................      104,518
    Accounting fee (Note 3).......................      103,122
    Legal fee.....................................        6,368
    Auditing fee..................................       12,375
    Director's fees and expenses..................       17,780
    Registration fees.............................      123,330
    Miscellaneous.................................       72,409
                                                    -----------
        Total Expenses............................    8,908,192
                                                    -----------
Net Investment Income.............................    4,554,969
                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold.............   38,916,767
Net change in unrealized appreciation of
 investments......................................   16,164,720
                                                    -----------
Net realized and unrealized gain on investments...   55,081,487
                                                    -----------
Net increase in net assets resulting from
 operations.......................................  $59,636,456
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE
                                                             MONTHS ENDED     YEAR ENDED
                                                            JUNE 30, 1998    DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                            (UNAUDITED)         1997
                                                            --------------  --------------
Operations:
    Net investment income.................................  $   4,554,969   $    4,136,471
    Net realized gain on investments sold.................     38,916,767       37,617,224
    Net change in unrealized appreciation of
      investments.........................................     16,164,720      128,043,327
                                                            --------------  --------------
    Increase in net assets from operations................     59,636,456      169,797,022

Dividends to shareholders from net investment income......     (4,469,429 )     (4,140,113)

Dividends to shareholders in excess of net investment
 income...................................................       --                (19,001)

Dividends to shareholders from net realized gains.........       --            (37,617,224)

Dividends to shareholders in excess of net realized
 gains....................................................       --               (986,085)

Capital share transactions (Note 5).......................    616,656,368    1,053,789,481
                                                            --------------  --------------
    Total increase........................................    671,823,395    1,180,824,080

Net assets:
    Beginning of the year.................................  1,313,685,968      132,861,888
                                                            --------------  --------------
    End of period (Including line (A))....................  $1,985,509,363  $1,313,685,968
                                                            --------------  --------------
                                                            --------------  --------------
    (A) Accumulated undistributed net investment income
       (loss).............................................  $      84,053   $       (1,487)
                                                            --------------  --------------
                                                            --------------  --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated on February 19, 1985, as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

  A) SECURITY VALUATION

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. Debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  B) INVESTMENT INCOME

  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  C) DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Dividends from net realized capital gains, if any, are declared and paid out at least annually. Dividends are based on amounts calculated in accordance with applicable federal income tax regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  D) FEDERAL TAXES

  The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  E) REALIZED GAIN AND LOSS

  Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Sound Shore Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES

Under an Administration Agreement, the Fund pays an administration fee to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.10% of the Fund's average daily net assets.

Effective January 29, 1998, under a Fund Accounting Agreement, Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, provides portfolio accounting services to the Fund. FAcS is paid a fee at an annual rate of $60,000 per year. Prior to January 29, 1998, FAcS received a fee at an annual rate of 0.075% of the Fund's average daily net assets.

Effective January 29, 1998, under a Transfer Agency Agreement, Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, provides transfer agency services to the Fund. FSS is paid a fee at an annual rate of 0.10% of the Fund's average daily net assets. A previous Transfer Agency Agreement was in effect with Forum Financial Corp. ("FFC"), in which FFC received a fee at an annual rate of 0.075% of the Fund's average daily net assets, plus certain other fees and expenses.

Pursuant to a Distribution Services Agreement, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares and is not paid any fee for its distribution services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund pays Directors who are unaffiliated with the Adviser or FAdS $1,000 per meeting attended, plus $750 per quarter.

Fees for investment advisory and other related parties in the amount of $1,233,040 and $164,405, respectively, are payable at June 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the six months ended June 30, 1998, aggregated $912,119,118 and $389,180,131, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 1998 was $1,819,452,850. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $276,333,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $107,238,176.

5.  CAPITAL STOCK

As of June 30, 1998, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $1,779,940,105. Transactions in capital stock were as follows:

                                                                    FOR THE                         FOR THE
                                                                SIX MONTHS ENDED                   YEAR ENDED
                                                                 JUNE 30, 1998                 DECEMBER 31, 1997
                                                         ------------------------------  ------------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                         -------------  ---------------  ------------  ----------------
Sale of shares.........................................     31,453,744  $   952,669,739    44,779,211  $  1,186,548,003
Reinvestment of dividends..............................        134,886        4,025,545     1,423,166        39,625,513
Redemption of shares...................................    (11,199,922)    (340,038,916)   (6,343,176)     (172,384,035)
                                                         -------------  ---------------  ------------  ----------------
Net increase from captial transactions.................     20,388,708  $   616,656,368    39,859,201  $  1,053,789,481
                                                         -------------  ---------------  ------------  ----------------
                                                         -------------  ---------------  ------------  ----------------

Of the 66,368,493 shares outstanding as of June 30, 1998, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 301,519 shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED                        YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998   ----------------------------------------------------------
                                              (UNAUDITED)         1997            1996           1995          1994
                                            ---------------  ---------------  -------------  ------------  ------------
Net Asset Value, Beginning of Period......      $   28.57        $   21.71      $   18.16     $   15.46     $   16.50
                                                   ------           ------         ------        ------        ------
Investment Operations
    Net Investment Income (Loss)..........           0.20             0.12           0.13          0.25          0.22
    Net Realized and Unrealized Gain
      (Loss) on Investments...............           1.22             7.75           5.90          4.33         (0.17)
                                                   ------           ------         ------        ------        ------
Total from Investment Operations..........           1.42             7.87           6.03          4.58          0.05
                                                   ------           ------         ------        ------        ------
Distributions From
    Net Investment Income.................          (0.07)           (0.12)(a)       (0.13)       (0.21)        (0.22)
    Net Realized Gain.....................        --                 (0.87)         (2.35)        (1.67)        (0.87)
    In Excess of Net Realized Gain........        --                 (0.02)        --             --            --
                                                   ------           ------         ------        ------        ------
Total Distributions.......................          (0.07)           (1.01)         (2.48)        (1.88)        (1.09)
                                                   ------           ------         ------        ------        ------
Net Asset Value, End of Period............      $   29.92        $   28.57      $   21.71     $   18.16     $   15.46
                                                   ------           ------         ------        ------        ------
                                                   ------           ------         ------        ------        ------

Total Return..............................           4.96%           36.40%         33.27%        29.87%         0.30%
Ratio/Supplementary Data
Net Assets at End of Period (in
  thousands)..............................      $1,985,509      $1,313,686        $132,862       $67,602       $59,993
Ratios to Average Net Assets:
    Expenses..............................            1.00%(b)           1.08%         1.15%        1.15%         1.22%
    Net Investment Income.................            0.49%(b)           0.62%         0.70%        1.41%         1.32%
Portfolio Turnover Rate...................           30.76%           53.39%         69.31%        53.01%        75.52%
Average Commission Rate (c)...............         $0.0589          $0.0568        $0.0563           N/A           N/A


                                                1993
                                            ------------
Net Asset Value, Beginning of Period......   $   16.24
                                                ------
Investment Operations
    Net Investment Income (Loss)..........        0.14
    Net Realized and Unrealized Gain
      (Loss) on Investments...............        1.80
                                                ------
Total from Investment Operations..........        1.94
                                                ------
Distributions From
    Net Investment Income.................       (0.14)
    Net Realized Gain.....................       (1.54)
    In Excess of Net Realized Gain........       --
                                                ------
Total Distributions.......................       (1.68)
                                                ------
Net Asset Value, End of Period............   $   16.50
                                                ------
                                                ------
Total Return..............................       11.96%
Ratio/Supplementary Data
Net Assets at End of Period (in
  thousands)..............................      $58,179
Ratios to Average Net Assets:
    Expenses..............................         1.27%
    Net Investment Income.................         0.88%
Portfolio Turnover Rate...................        90.99%
Average Commission Rate (c)...............          N/A

(a) In 1997 the Fund distributed an amount in excess of net investment income of less than $0.01 per share.

(b) Annualized.

(c) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       Two Portland Square
       Portland, ME 04101
       http://www.soundshorefund.com

INVESTMENT ADVISER
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Administrative Services, LLC
       Two Portland Square
       Portland, Maine 04101

CUSTODIAN
       BankBoston, N.A.
       P.O. Box 1959
       Boston, Massachusetts 02105

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Shareholder Services, LLC
       Two Portland Square
       Portland, Maine 04101

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998
                                   (UNAUDITED)